Shareholders’ Equity - Schedule of Warrant Activities (Details) - $ / shares		6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Schedule of Warrant Activities [Abstract]
Ordinary Shares Number Outstanding, Warrants Outstanding Balance	34,125	34,125
Weighted Average Exercise Price, Warrants Outstanding Balance	$ 4.8	$ 4.8
Contractual Life in Years, Warrants Outstanding Balance	4 years 3 months 18 days	3 years 9 months 18 days
Ordinary Shares Number Outstanding, Warrants Exercisable Balance		34,125
Weighted Average Exercise Price, Warrants Exercisable Balance		$ 4.8
Contractual Life in Years, Warrants Exercisable Balance		3 years 9 months 18 days
Ordinary Shares Number Outstanding, Warrants Granted
Weighted Average Exercise Price, Warrants Granted
Ordinary Shares Number Outstanding, Warrants Exercises
Weighted Average Exercise Price, Warrants Exercises
Ordinary Shares Number Outstanding, Warrants Expired
Weighted Average Exercise Price, Warrants Expired